UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 98.3%
	CONSUMER DISCRETIONARY ― 31.7%
2,700	2U, Inc. (a)	$151,308
435	Amazon.com, Inc. (a)	418,187
2,000	lululemon athletica Inc. (a)	124,500
1,125	MercadoLibre, Inc.	291,296
2,450	Netflix, Inc. (a)	444,307
3,350	Shake Shack Inc. Class A (a)	111,321
1,100	Tesla, Inc. (a)	375,210
40	The Priceline Group Inc. (a)	73,233
575	Ulta Beauty, Inc. (a)	129,985
1,175	Wayfair Inc. (a)	79,195
		2,198,542
	FINANCIAL SERVICES ― 12.2%
3,050	Bank of the Ozarks, Inc.	146,552
1,100	First Republic Bank	114,906
6,000	The Charles Schwab Corp.	262,440
1,000	Visa Inc.	105,240
5,500	Zillow Group, Inc. Class C (a)	221,155
		850,293
	HEALTH CARE ― 19.9%
1,025	BioMarin Pharmaceutical Inc. (a)	95,397
1,900	Celgene Corp. (a)	277,058
6,500	Exact Sciences Corp. (a)	306,280
1,300	Medidata Solutions, Inc. (a)	101,478
1,950	Nevro Corp. (a)	177,216
1,825	Portola Pharmaceuticals, Inc. (a)	98,605
425	Regeneron Pharmaceuticals, Inc. (a)	190,026
4,000	Teladoc, Inc. (a)	132,600
		1,378,660
	PRODUCER DURABLES ― 6.9%
6,000	BEST Inc. ― ADR (a)	71,820
6,000	XPO Logistics, Inc. (a)	406,680
		478,500

	TECHNOLOGY ― 27.6%
850	Adobe Systems Incorporated (a)	$126,803
600	Alibaba Group Holding Ltd. ― ADR (a)	103,626
125	Alphabet Inc. Class A (a)	121,715
2,325	Facebook, Inc. Class A (a)	397,273
2,725	Inphi Corp. (a)	108,155
1,925	Monolithic Power Systems, Inc.	205,109
950	NVIDIA Corp.	169,831
1,550	Proofpoint, Inc. (a)	135,191
1,400	ServiceNow, Inc. (a)	164,542
2,550	Shopify Inc. Class A (a)	297,050
2,800	Twilio Inc. Class A (a)	83,580
		1,912,875
	TOTAL COMMON STOCKS
	(Cost $4,919,662)	$6,818,870

	MONEY MARKET FUNDS ― 0.3%
21,102	First American U.S. Treasury Money Market Fund - Class Z, 0.85% (b)	21,102
	TOTAL MONEY MARKET FUNDS
	(Cost $21,102)	$21,102

	TOTAL INVESTMENTS ― 98.6%
	(Cost $4,940,764)	6,839,972
	Other Assets in Excess of Liabilities ― 1.4%	94,903
	TOTAL NET ASSETS ― 100.0%	$6,934,875

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows*:

Cost of investments		$4,940,764
Gross unrealized appreciation		1,948,910
Gross unrealized depreciation		(49,702)
Net unrealized appreciation		$1,899,208

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the notes to financial statements section in the Fund's most recent annual report.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 98.9%

	CONSUMER DISCRETIONARY ― 43.5%
6,300	2U, Inc. (a)	$353,052
610	Amazon.com, Inc. (a)	586,423
2,400	Despegar.com, Corp. (a)	76,800
5,200	JD.com, Inc. ― ADR (a)	198,640
1,800	MercadoLibre, Inc.	466,074
2,730	Netflix, Inc. (a)	495,086
1,300	Tesla, Inc. (a)	443,430
3,800	The Trade Desk, Inc. (a)	233,738
5,000	Wayfair Inc. Class A (a)	337,000
		3,190,243
	FINANCIAL SERVICES ― 12.6%
4,025	PayPal Holdings, Inc. (a)	257,721
2,400	Redfin Corp. (a)	60,216
6,200	Square, Inc. (a)	178,622
10,650	Zillow Group, Inc. Class C (a)	428,236
		924,795

	PRODUCER DURABLES ― 3.9%
12,200	BEST Inc. ― ADR (a)	146,034
2,000	XPO Logistics, Inc. (a)	135,560
		281,594

	TECHNOLOGY ― 38.9%
4,650	Activision Blizzard, Inc.	299,971
1,775	Alibaba Group Holding Limited ― ADR (a)	306,560
140	Alphabet Inc. Class A (a)	136,321
2,050	Facebook, Inc. Class A (a)	350,283
2,800	NVIDIA Corp.	500,556
3,000	Proofpoint, Inc. (a)	261,660
2,150	ServiceNow, Inc. (a)	252,690
3,800	Shopify Inc. Class A (a)	442,662
9,200	Snap Inc. Class A (a)	133,768
5,500	Twilio Inc. Class A (a)	164,175
		2,848,646
	TOTAL COMMON STOCKS
	(Cost $5,397,255)	$7,245,278

	MONEY MARKET FUNDS ― 1.7%
122,289	First American U.S. Treasury Money Market Fund - Class Z, 0.85% (b)	122,289
	TOTAL MONEY MARKET FUNDS
	(Cost $122,289)	$122,289

	TOTAL INVESTMENTS ― 100.6%
	(Cost $5,519,544)	7,367,567
	Liabilities in Excess of Other Assets ― (0.6)%	(45,571)
	TOTAL NET ASSETS ― 100.0%	$7,321,996

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows*:

Cost of investments		$5,519,544
Gross unrealized appreciation		1,901,759
Gross unrealized depreciation		(53,736)
Net unrealized appreciation		$1,848,023

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the notes to financial statements section in the Fund's most recent annual report.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2017:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$7,245,278	$-	$-	$7,245,278
Short-Term Investment	122,289	-	-	122,289
Total	$7,367,567	$-	$-	$7,367,567
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,818,870	$-	$-	$6,818,870
Short-Term Investment	21,102	-	-	21,102
Total	$6,839,972	$-	$-	$6,839,972

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 28, 2017